UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               --------------------

 Check here if Amendment / / Amendment Number:       / /

   This Amendment (Check only one.): / /   is a restatement.
                                     / /   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: Andreeff Equity Advisors, L.L.C.
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       140 East St. Lucia Lane
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       Santa Rosa Beach, FL 32459
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      ----------------------------------

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Form 13F File Number:  28-11306
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Dane Andreeff
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 Title: Managing Member
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 Phone: (850) 622-3353
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Signature, Place, and Date of Signing:

 /s/ Dane Andreeff         Santa Rosa Beach, FL         November 13, 2009
----------------------     --------------------         -----------------
      [Signature]             [City, State]                  [Date]


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         72
                                            --------------

Form 13F Information Table Value Total:       698,617
                                            --------------
                                             (x thousand)

List of Other Included Managers:  NONE

    COLUMN 1      COLUMN 2    COLUMN 3        COLUMN 4             COLUMN 5            COLUMN 6  COLUMN7          COULMN 8

                                                             SHRS OR                 INVESTMENT  OTHER           VOTING AUTHORITY
 NAME OF ISSUER    TITLE       CUSIP          VALUE         PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS         SOLE SHARED NONE
                    OF                      (X $1000)
                   CLASS

ALLIED NEVADA
GOLD CORP           COM       019344100      3,185            325,300      SH              Sole                325,300

ANADARKO PETE
CORP                COM       032511107      22,310           355,659      SH              Sole                355,659
ANNALY CAP MGMT
INC                 COM       035710409      1,242             68,454      SH              Sole                 68,454

ARCHER DANIELS
MIDLAND CO          COM       039483102      23,050           788,830      SH              Sole                788,830

ARDEA
BIOSCIENCES INC     COM       03969P107      21,975           1,199,492    SH              Sole                1,199,492

ASTEC INDS INC      COM       046224101      573              22,481       SH              Sole                22,481

AURIZON MINES
LTD                 COM       05155P106      3,230            734,875      SH              Sole                734,875

BANK OF NEW YORK
MELLON CORP         COM       064058100      14,495           500,000      SH              Sole                500,000

BARRETT BILL
CORP                COM       06845N104      6,581            200,690      SH              Sole                200,690

BARRICK GOLD
CORP                COM       067901108      30,521           805,315      SH              Sole                805,315

BENIHANA INC        CL A      082047200      3,677            641,794      SH              Sole                641,794

BENIHANA INC        COM       082047101      3,272            537,218      SH              Sole                537,218

BIOGEN IDEC INC     COM       09062X103      19,742           390,780      SH              Sole                390,780

BROWN & BROWN
INC                 COM       115236101      1,093            57,041       SH              Sole                57,041

CALGON CARBON
CORP                COM       129603106      744              50,168       SH              Sole                50,168

CAMECO CORP         COM       13321L108      20,219           727,288      SH              Sole                727,288

CONOCOPHILLIPS      COM       20825C104      6,052            134,016      SH              Sole                134,016

CROSS A T CO        CL A      227478104      1,045            262,602      SH              Sole                262,602

DENISON MINES
CORP                COM       249908104      20,755           11,152,633   SH              Sole                11,152,633

DEPOMED INC         COM       249908104      1,630            372,986      SH              Sole                372,986

DEVON ENERGY
CORP NEW            COM       25179M103      10,649           158,157      SH              Sole                158,157

ELDORADO GOLD
CORP NEW            COM       284902103      10,385           910,973      SH              Sole                910,973

EVEREST RE GROUP
LTD                 COM       G3223R108      27,223           310,413      SH              Sole                310,413

EXETER RES CORP     COM       301835104      1,008            220,000      SH              Sole                220,000

FACET BIOTECH
CORP                SHS       30303Q103      1,729            100,000      SH              Sole                100,000

FAMOUS DAVES
AMER INC            COM       307068106      2,276            389,005      SH              Sole                389,005

FIVE STAR
QUALITY CARE INC    COM       33832D106      1,412            385,673      SH              Sole                385,673

FOSTER L B CO       COM       350060109      431              14,104       SH              Sole                14,104

FRANKLIN COVEY CO   COM       353469109      772              131,966      SH              Sole                131,966

GAMMON GOLD INC     COM       36467T106      21,403           2,515,000    SH              Sole                2,515,000

GENCO SHIPPING &
TRADING LTD         SHS       Y2685T107      5,195            250,000      SH              Sole                250,000

GEOKINETICS INC     COM PAR   372910307      28,096           1,325,260    SH              Sole                1,325,260
                    $0.01

GOLDCORP INC NEW    COM       380956409      18,344           454,395      SH              Sole                454,395

GOODRICH PETE
CORP                COM NEW   382410405      11,722           454,182      SH              Sole                454,182

HALLMARK FINL
SVCS INC EC         COM NEW   40624Q203      4,923            611,591      SH              Sole                611,591

HEALTHCARE SVCS
GRP INC             COM       421906108      1,413            76,971       SH              Sole                76,971

HILLTOP HOLDINGS
INC                 COM       432748101      1,241            101,207      SH              Sole                101,207

HMS HLDGS CORP      COM       40425J101      1,627            42,551       SH              Sole                42,551

HUNTSMAN CORP       COM       447011107      13,712           1,505,133    SH              Sole                1,505,133

INTERNATIONAL
COAL GRP INC N      COM       45928H106      23,651           5,868,850    SH              Sole                5,868,850

J ALEXANDERS
CORP                COM       466096104      2,190            519,896      SH              Sole                519,896

JAGUAR MNG INC      COM       47009M103      626              70,200       SH              Sole                70,200

KEEGAN RES INC      COM       487275109      179              50,000       SH              Sole                50,000

KINROSS GOLD        COM N0
CORP                 PAR      496902404      25,465           1,173,494    SH              Sole                1,173,494

MADDEN STEVEN
LTD                 COM       556269108      1,742            47,329       SH              Sole                47,329

MAG SILVER CORP     COM       55903Q104      504              86,631       SH              Sole                86,631

MCCORMICK &
SCHMICKS SEAFD R    COM       579793100      352              47,329       SH              Sole                47,329

NOBLE ENERGY INC    COM       655044105      16,802           254,735      SH              Sole                254,735

NOVAGOLD RES INC    COM NEW   66987E206      25,204           4,922,610    SH              Sole                4,922,610

NUSTAR GP           UNIT
HOLDINGS LLC        RESTG LLC 67059L102      904              36,443       SH              Sole                36,443

NVIDIA CORP         COM       67066G104      11,080           737,172      SH              Sole                737,172

OCCIDENTAL PETE
CORP DEL            COM       674599105      24,835           316,767      SH              Sole                316,767

OMEGA HEALTHCARE
INVS INC            COM       681936100      5,561            347,104      SH              Sole                347,104

OMEGA PROTEIN
CORP                COM       68210P107      614              126,561      SH              Sole                126,561

PAN AMERICAN
SILVER CORP         COM       697900108      19,565           858,099      SH              Sole                858,099

PEABODY ENERGY
CORP                COM       704549104      10,831           291,005      SH              Sole                291,005

PETROQUEST
ENERGY INC          COM       716748108      8,260            1,272,691    SH              Sole                1,272,691

PHOENIX COS INC
NEW                 COM       71902E109      1,186            365,000      SH              Sole                365,000

PLAINS EXPL&
PRODTN CO           COM       726505100      4,419            159,761      SH              Sole                159,761

PORTFOLIO RECOV
ERY ASSOCS INC      COM       73640Q105      808              17,815       SH              Sole                17,815

QUATERRA RES INC    COM       747952109      5,631            7,922,641    SH              Sole                7,922,641

SEACOR HOLDINGS
INC                 COM       811904101      12,606           154,425      SH              Sole                154,425

SILVERLEAF
RESORTS INC         COM       828385193      3,527            2,651,791    SH              Sole                2,651,791

STONE ENERGY
CORP                COM       861642106      13,006           797,442      SH              Sole                797,442

TITAN INTL INC
ILL                 COM       88830M102      668              75,000       SH              Sole                75,000

TRANSOCEAN LTD      REG SHS   H8817H100      13,428           157,003      SH              Sole                157,003

ULTRA PETROLEUM
CORP                COM       903914109      1,921            39,242       SH              Sole                39,242

UNITED STATES
STL CORP NEW        COM       912909108      21,713           489,359      SH              Sole                489,359

VALIDUS HOLDINGS
LTD                 COM SHS   G9319H102      835              32,383       SH              Sole                32,383

XTO ENERGY INC      COM       98385X106      14,056           340,176      SH              Sole                340,176

YAMANA GOLD INC     COM       98462Y100      52,141           4,868,410    SH              Sole                4,868,410

YAMANA GOLD INC     CALL      98462Y900      5,355            500,000      SH            Sole                  500,000


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